Quarterly Holdings Report
for
Fidelity® Fundamental Developed International ETF
January 31, 2026
FDI-NPRT1-0426
1.9916389.101
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 1.0%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Aristocrat Leisure Ltd	3,426	127,778
Materials - 0.1%
Metals & Mining - 0.1%
IperionX Ltd (b)	4,578	23,431
TOTAL AUSTRALIA		151,209
BELGIUM - 2.5%
Financials - 1.7%
Banks - 1.7%
KBC Group NV	1,836	258,762
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	424	128,361
TOTAL BELGIUM		387,123
CANADA - 3.8%
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cameco Corp	754	93,255
Canadian Natural Resources Ltd	2,387	88,755
Imperial Oil Ltd	1,361	137,505
TOTAL ENERGY		319,515
Information Technology - 1.2%
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	551	72,308
Software - 0.8%
Constellation Software Inc/Canada	65	119,959
TOTAL INFORMATION TECHNOLOGY		192,267
Materials - 0.5%
Metals & Mining - 0.5%
Franco-Nevada Corp	342	80,057
TOTAL CANADA		591,839
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Antofagasta PLC	1,819	90,800
CHINA - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Prosus NV Class N	1,824	104,764
DENMARK - 1.8%
Industrials - 1.8%
Air Freight & Logistics - 1.8%
DSV A/S	1,000	280,778
FINLAND - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Fortum Oyj	1,474	34,795
FRANCE - 10.2%
Consumer Discretionary - 1.3%
Textiles, Apparel & Luxury Goods - 1.3%
Hermes International SCA	69	165,950
LVMH Moet Hennessy Louis Vuitton SE	58	37,600
TOTAL CONSUMER DISCRETIONARY		203,550
Consumer Staples - 0.9%
Food Products - 0.9%
Danone SA	1,903	148,517
Financials - 1.0%
Insurance - 1.0%
AXA SA	3,460	157,613
Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
EssilorLuxottica SA	512	156,519
Industrials - 4.0%
Aerospace & Defense - 2.9%
Safran SA	1,066	380,339
Thales SA	174	52,800
		433,139
Electrical Equipment - 1.1%
Legrand SA	1,123	179,705
TOTAL INDUSTRIALS		612,844
Materials - 2.0%
Chemicals - 2.0%
Air Liquide SA	1,717	321,447
TOTAL FRANCE		1,600,490
GERMANY - 9.4%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (b)	611	20,206
Financials - 3.9%
Banks - 0.3%
Commerzbank AG	1,248	51,318
Capital Markets - 1.6%
Deutsche Boerse AG	994	251,318
Insurance - 2.0%
Allianz SE	274	120,755
Hannover Rueck SE	646	182,858
		303,613
TOTAL FINANCIALS		606,249
Health Care - 0.9%
Health Care Providers & Services - 0.9%
Fresenius SE & Co KGaA	2,628	147,064
Industrials - 1.2%
Aerospace & Defense - 1.0%
Rheinmetall AG	69	145,708
Electrical Equipment - 0.2%
Siemens Energy AG (b)	211	36,153
TOTAL INDUSTRIALS		181,861
Information Technology - 1.5%
Software - 1.5%
SAP SE	1,191	240,788
Materials - 1.3%
Construction Materials - 1.3%
Heidelberg Materials AG	732	200,694
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE	1,107	32,293
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
RWE AG	650	41,236
TOTAL GERMANY		1,470,391
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
AIA Group Ltd	7,044	81,467
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	1,711	149,068
ISRAEL - 0.9%
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	2,114	52,426
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	1,032	35,171
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Next Vision Stabilized Systems Ltd	615	55,336
TOTAL ISRAEL		142,933
ITALY - 4.0%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	1,631	40,058
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	600	32,429
Financials - 2.8%
Banks - 2.8%
FinecoBank Banca Fineco SpA	3,216	85,200
Intesa Sanpaolo SpA	9,847	69,636
UniCredit SpA	3,353	291,926
TOTAL FINANCIALS		446,762
Health Care - 0.7%
Pharmaceuticals - 0.7%
Recordati Industria Chimica e Farmaceutica SpA	1,965	107,936
TOTAL ITALY		627,185
JAPAN - 19.9%
Communication Services - 1.5%
Entertainment - 1.5%
Capcom Co Ltd	2,475	62,947
Nintendo Co Ltd	2,704	175,683
TOTAL COMMUNICATION SERVICES		238,630
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Sony Group Corp	2,569	57,335
Consumer Staples - 0.7%
Food Products - 0.7%
Ajinomoto Co Inc	4,959	112,792
Financials - 3.2%
Banks - 1.9%
Mitsubishi UFJ Financial Group Inc	2,382	43,166
Sumitomo Mitsui Financial Group Inc	7,328	259,103
		302,269
Insurance - 1.3%
Tokio Marine Holdings Inc	5,446	201,533
TOTAL FINANCIALS		503,802
Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	1,265	211,460
Industrials - 7.3%
Industrial Conglomerates - 2.7%
Hitachi Ltd	12,147	420,781
Machinery - 2.7%
Ebara Corp	3,033	91,249
Kawasaki Heavy Industries Ltd	301	25,041
Mitsubishi Heavy Industries Ltd	10,543	307,856
		424,146
Professional Services - 0.4%
BayCurrent Inc	1,182	41,557
Recruit Holdings Co Ltd	325	17,010
		58,567
Trading Companies & Distributors - 1.5%
ITOCHU Corp	18,125	230,837
TOTAL INDUSTRIALS		1,134,331
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 0.3%
Ibiden Co Ltd	814	43,282
IT Services - 1.2%
Fujitsu Ltd	3,680	101,845
NEC Corp	2,701	90,929
		192,774
Semiconductors & Semiconductor Equipment - 2.2%
Advantest Corp	1,361	224,298
Disco Corp	124	53,034
Renesas Electronics Corp	3,431	57,109
		334,441
Technology Hardware, Storage & Peripherals - 0.8%
FUJIFILM Holdings Corp	6,594	131,531
TOTAL INFORMATION TECHNOLOGY		702,028
Materials - 1.0%
Chemicals - 1.0%
Shin-Etsu Chemical Co Ltd	4,850	160,737
TOTAL JAPAN		3,121,115
NETHERLANDS - 5.6%
Information Technology - 5.6%
Semiconductors & Semiconductor Equipment - 5.6%
ASM International NV	248	208,658
ASML Holding NV	444	639,765
BE Semiconductor Industries NV	156	30,418

TOTAL NETHERLANDS		878,841
SINGAPORE - 1.2%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Sea Ltd Class A ADR (b)	1,046	121,849
Financials - 0.4%
Banks - 0.4%
United Overseas Bank Ltd	2,344	70,517
TOTAL SINGAPORE		192,366
SPAIN - 5.6%
Financials - 4.7%
Banks - 4.7%
Banco Santander SA	31,341	400,478
CaixaBank SA	25,530	337,572
TOTAL FINANCIALS		738,050
Utilities - 0.9%
Electric Utilities - 0.9%
Iberdrola SA	6,503	145,880
TOTAL SPAIN		883,930
SWEDEN - 3.9%
Financials - 1.8%
Financial Services - 1.8%
Investor AB B Shares	7,305	281,457
Industrials - 1.6%
Building Products - 1.0%
Assa Abloy AB B Shares	3,746	151,354
Machinery - 0.6%
Indutrade AB	4,267	100,118
TOTAL INDUSTRIALS		251,472
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Hexagon AB B Shares	6,635	74,935
TOTAL SWEDEN		607,864
SWITZERLAND - 2.9%
Financials - 2.9%
Capital Markets - 1.1%
UBS Group AG	3,625	170,640
Insurance - 1.8%
Zurich Insurance Group AG	390	276,968
TOTAL SWITZERLAND		447,608
UNITED KINGDOM - 17.1%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Zegona Communications plc	5,620	121,120
Consumer Discretionary - 2.7%
Hotels, Restaurants & Leisure - 2.2%
Compass Group PLC	8,042	240,663
InterContinental Hotels Group PLC	685	92,338
		333,001
Leisure Products - 0.5%
Games Workshop Group PLC	365	85,156
TOTAL CONSUMER DISCRETIONARY		418,157
Consumer Staples - 2.0%
Tobacco - 2.0%
British American Tobacco PLC ADR	3,373	204,674
Imperial Brands PLC	2,723	114,239
TOTAL CONSUMER STAPLES		318,913
Financials - 3.9%
Banks - 2.6%
Lloyds Banking Group PLC	128,783	191,992
NatWest Group PLC	24,195	220,230
		412,222
Capital Markets - 1.3%
3i Group PLC	4,418	202,580
TOTAL FINANCIALS		614,802
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Convatec Group PLC (c)(d)	18,303	57,603
Industrials - 6.1%
Aerospace & Defense - 3.9%
BAE Systems PLC	9,820	265,250
Rolls-Royce Holdings PLC	20,542	340,396
		605,646
Professional Services - 1.3%
RELX PLC	5,853	206,551
Trading Companies & Distributors - 0.9%
Diploma PLC	1,926	140,205
TOTAL INDUSTRIALS		952,402
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Halma PLC	3,234	156,831
Utilities - 0.2%
Electric Utilities - 0.2%
SSE PLC	1,169	38,742
TOTAL UNITED KINGDOM		2,678,570
UNITED STATES - 6.8%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (b)	162	81,056
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Shell PLC	6,930	264,946
Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
Alcon AG	1,357	109,571
Industrials - 2.6%
Electrical Equipment - 2.6%
Schneider Electric SE	1,412	405,541
Materials - 1.4%
Construction Materials - 1.4%
Holcim AG	2,058	211,750
TOTAL UNITED STATES		1,072,864
TOTAL COMMON STOCKS (Cost $12,588,881)		15,596,000

U.S. Treasury Obligations - 0.4%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026	3.56	20,000	19,881
US Treasury Bills 0% 4/9/2026	3.57	40,000	39,737
TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,619)			59,618

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $13,433)	3.70	13,430	13,433

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $12,661,933)	15,669,051
NET OTHER ASSETS (LIABILITIES) - 0.1%	14,190
NET ASSETS - 100.0%	15,683,241

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $57,603 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,603 or 0.4% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	80,895	3,623,471	3,690,942	2,106	9	-	13,433	13,430	0.0%
Total	80,895	3,623,471	3,690,942	2,106	9	-	13,433

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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